Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 2,264,689	$ 436,448
Accounts receivable, net of allowances	7,463,668	2,519,271
Contract assets	681,860
Prepaid expenses and deposits	429,950	229,408
Total current assets	10,840,167	3,185,127
Property and equipment, net of accumulated depreciation	350,725	384,109
Goodwill	18,712,064	5,169,719
Intangible assets, net of accumulated amortization	6,319,557
Operating lease right-of-use assets	261,985	239,489
Other assets	1,070,744
Total assets	37,555,242	8,978,444
Current Liabilities:
Accounts payable and accrued liabilities	4,198,503	1,479,119
Contract liabilities	1,348,906	464,450
Loans payable to related parties	1,923,793
Loans payable, current portion	2,580,469	82,425
Convertible debentures, current portion, net of net debt discount/premium	933,585
Factor financing	3,126,195
Derivative liabilities, current portion	13,765,990
Operating lease liabilities	308,213	283,104
Total current liabilities	28,185,654	2,309,098
Long-term liabilities:
Loans payable, net of current portion	2,453,920	2,886,796
Convertible debentures, net of current portion, net of debt discount	93,862
Derivative liabilities, net of current portion	2,561,227
Total long-term liabilities	5,109,009	2,886,796
Total liabilities	33,294,663	5,195,894
Total mezzanine equity	1,890,229
Stockholders’ Deficit:
Common stock	355
Additional paid-in capital	9,528,855
(Accumulated deficit)/retained earnings	(8,954,448)	2,896,346
Total HWN, Inc. stockholders’ equity	574,762	2,896,346
Noncontrolling interest	1,795,588	886,204
Total stockholders’ equity	2,370,350	3,782,550	$ 4,750,710
Total liabilities and stockholders’ equity	37,555,242	8,978,444
Spectrum Global Solutions, Inc.
Current Assets:
Cash		580,800	375,141
Accounts receivable, net of allowances		2,481,124	3,860,623
Contract assets		167,649	293,209
Prepaid expenses and deposits		13,025	19,130
Total current assets		3,242,598	6,297,881
Property and equipment, net of accumulated depreciation		14,186	9,698
Goodwill		331,223	331,223
Intangible assets, net of accumulated amortization		575,954	595,382
Operating lease right-of-use assets		116,817	98,361
Total assets		4,327,392	12,168,819
Customer lists, net of accumulated amortization of $89,386 and $57,838, respectively		46,614	78,162
Non-current assets of discontinued operations			4,758,112
Warrant liability		100,000	100,000
Current liabilities of discontinued operations			1,713,033
Current Liabilities:
Accounts payable and accrued liabilities		2,369,477	2,736,739
Contract liabilities		287,775	355,988
Loans payable to related parties			3,483,858
Loans payable, current portion		532,381	3,795,786
Convertible debentures, current portion, net of net debt discount/premium		1,002,463	2,809,355
Factor financing		1,914,611
Derivative liabilities, current portion		3,028,504	992,733
Operating lease liabilities		122,838	100,421
Total current liabilities		9,358,049	16,087,913
Long-term liabilities:
Convertible loans payable to related parties		577,925
Loans payable, net of current portion		2,920,125
Convertible debentures, net of current portion, net of debt discount			28,324
Derivative liabilities, net of current portion		362,000
Total long-term liabilities		3,860,050	28,324
Total liabilities		13,218,099	16,116,237
Commitments and Contingencies
Total mezzanine equity		1,221,933	1,492,418
Stockholders’ Deficit:
Common stock		132	2
Additional paid-in capital		38,292,653	25,255,291
Treasury stock, at cost		(277,436)	(277,436)
Common stock subscribed		74,742	74,742
(Accumulated deficit)/retained earnings		(48,202,731)	(30,492,435)
Total HWN, Inc. stockholders’ equity		(10,112,640)	(5,439,836)
Total stockholders’ equity		(10,112,640)	(5,439,836)
Total liabilities and stockholders’ equity		4,327,392	12,168,819
Current assets of discontinued operations			1,749,778
Series A Preferred Stock
Long-term liabilities:
Preferred stock value	619,229
Series A Preferred Stock | Spectrum Global Solutions, Inc.
Long-term liabilities:
Preferred stock value		737,403	1,007,888
Series B Preferred Stock
Long-term liabilities:
Preferred stock value
Series B Preferred Stock | Spectrum Global Solutions, Inc.
Long-term liabilities:
Preferred stock value		484,530	$ 484,530
Series D Preferred Stock
Long-term liabilities:
Preferred stock value	$ 1,271,000